Other Assets, Net - Summary of Analysis of Other Assets (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)
Current portion:
Advances to suppliers (different from PP&E and inventories)	$ 7,718,343		$ 12,931,247
Prepaid insurance	978,927		949,590
Other	776,164		1,415,356
Other current assets	9,473,434	$ 503	15,296,193
Non-current portion:
Recoverable taxes	14,647,726		11,514,455
Prepayments for the use of fiber optics	2,095,556		3,985,216
Judicial Deposits	19,506,147		18,172,342
Prepaid expenses	5,642,590		8,789,588
Total	$ 41,892,019		$ 42,461,601